MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES

NOTE 11. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2012	2013
Available-for-sale securities:
Equity securities	$17,773	$21,124
Open-end fund	—	336

	$17,773	$21,460

All of our Company’s marketable securities – current are classified as available-for-sale. As of December 31, 2012 and 2013, the balances of unrealized gains for marketable securities - current were $14.4 million and $17.9 million, respectively. During 2011, 2012 and 2013, realized gains from the disposal of marketable securities - current amounted to $535 thousand, $2.3 million, and $754 thousand, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE SECURITIES

NOTE 14. MARKETABLE SECURITIES – NONCURRENT

Marketable securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2012	2013
Available-for-sale securities
Debt securities	$2,727	$6,048
Equity securities	1,565	—

	$4,292	$6,048

Our Company’s marketable securities - noncurrent are invested in convertible preferred shares, corporate bonds and publicly-traded common shares and are classified as available-for-sale securities.

The preferred shares are convertible into common shares on 1:1 basis, subject to certain adjustments, and shall be automatically converted upon certain conditions outlined in the agreements. The convertible preferred shares are all redeemable based upon certain agreed-upon conditions.

The embedded conversion options of the convertible preferred shares do not meet the definition of derivative instruments and therefore are not bifurcated from the preferred share investment.

We have also considered and determined whether our investments in preferred shares are in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares have substantive redemption rights and thus do not meet the criteria of in-substance common shares, we have accounted for them as debt securities.

As of December 31, 2012 and 2013, the balances of unrealized gains for marketable securities - noncurrent were $0 and $1.2 million, respectively. During 2011, 2012 and 2013, realized gains from the disposal of marketable securities — non-current amounted to $5.8 million, $3.4 million and $985 thousand, respectively. Gains on disposal were based on the security’s average cost.